Taxes (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before tax		$ 2,294,697	$ 1,114,446	$ 28,022
Tax at the PRC enterprise income tax rate of 25%		(573,674)	(278,611)	(7,005)
Tax effect of preferential tax rate for small scale and low profit enterprise		331,460	(11,255)	(16,984)
Tax effect of tax loss not recognized	$ 79,772	29,704	8,581
Tax effect of non-deductible expenses and non-taxable income, net		203,670	292,404
Effective income tax rate		$ (8,840)	11,119	0
Tax effect of non-deductible expenses and non-taxable income, net			$ 26,655	$ (55,783)